Personnel Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details of personnel expenses by function:
Personnel expenses	€ 1,539,366	€ 1,552,665	€ 1,477,633
Details by nature:
Wages and salaries	1,231,812	1,234,761	1,178,527
Contributions to pension plans (see note 29)	31,757	33,226	29,941
Other social charges	27,387	27,462	28,785
Social Security	248,410	257,216	240,380
Total personnel expenses	1,539,366	1,552,665	1,477,633
Personnel expenses resulted from discontinuation of the Blood Collection Systems activity	6,900
Cost of sales
Details of personnel expenses by function:
Personnel expenses	999,347	1,058,132	988,689
Details by nature:
Total personnel expenses	999,347	1,058,132	988,689
Research and development
Details of personnel expenses by function:
Personnel expenses	138,629	110,682	106,472
Details by nature:
Total personnel expenses	138,629	110,682	106,472
Selling, general & administration expenses
Details of personnel expenses by function:
Personnel expenses	401,390	383,851	382,472
Details by nature:
Total personnel expenses	€ 401,390	€ 383,851	€ 382,472